COMMON STOCK TO BE ISSUED (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Common Stock To Be Isssued [Abstract]
Schedule of Common Stock to Be Issued [Table Text Block]	The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at June 30, 2015 and December 31, 2014, respectively.

	At June 30, 2015		At December 31, 2014
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

Deposits received for common stock to be issued at $5.00 per share	600	3,000	3,600	18,000
Deposits received for common stock to be issued at $10.00 per share	-	-	2,400	24,000

Total number of shares and value	600	$3,000	6,000	$42,000
The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at December 31, 2014 and December 31, 2013.

	At December 31, 2014		At December 31, 2013
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

A stock deposit received for common stock to be issued at $5.00 per share	3,600	18,000	300	1,500
A stock deposit received for common stock to be issued at $10.00 per share	2,400	24,000	-	-

Total number of shares and value	6,000	$42,000	300	$1,500